Income Taxes - Summary of Net Deferred Income Tax Liability (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Balance at beginning of the period	$ (4,450)	$ (5,136)	$ (5,632)
Deferred tax provision for the period	2,199	1,177	889
Change in the statutory rate	0	0	(82)
Effects in equity:
Unrealized loss (gain) on derivative financial instruments	693	(236)	(591)
Cumulative translation effect and inflation adjustment	(16)	(279)	107
Remeasurements of the net defined benefit liability	(318)	24	173
Balance at end of the period	$ (1,892)	$ (4,450)	$ (5,136)